Impairment testing of goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Impairment testing of goodwill and intangible assets
Summary of movements in goodwill and intangible assets with indefinite life

	Goodwill		Indefinite
	Payment services	Rocketbank	life license	Total
As of December 31, 2016	6,285	–	183	6,468
As of December 31, 2017	6,285	–	183	6,468
Addition (Note 6)	—	93	—	93
As of December 31, 2018	6,285	93	183	6,561